     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
          MAY 22, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
          AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 21, 2000
        AND FOR WHICH A DE NOVO REQUEST WAS DENIED ON NOVEMBER 12, 2003.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: March 31, 1999
                                              ------------------
 Check here if Amendment [X]; Amendment Number:      2
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [X] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:      Staro Asset Management, L.L.C.
          ---------------------------------------------
 Address:   3600 South Lake Drive
          ---------------------------------------------
            St. Francis, Wisconsin 53235-3716
          ---------------------------------------------

 Form 13F File Number:  28-5806
                      -----------

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Colin M. Lancaster
          ---------------------------------------------
 Title:     General Counsel
          ---------------------------------------------
 Phone:     (414) 294-7000
          ---------------------------------------------

 Signature, Place, and Date of Signing:

  /s/ Colin M. Lancaster     St. Francis, Wisconsin      December 5, 2003
 ------------------------ ----------------------------- ------------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:                 0
                                         -------------------
 Form 13F Information Table Entry Total:           32
                                         -------------------
 Form 13F Information Table Value Total: $    268,838
                                         -------------------
                                            (thousands)

 List of Other Included Managers:  None

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                                                            FORM 13F
                                                        INFORMATION TABLE
----------------------------------------------------------------------------------------------------------------------------------
          COLUMN 1                    COLUMN 2     COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7     COLUMN 8
                                                                        -------------------                      VOTING AUTHORITY
          NAME OF                     TITLE OF      CUSIP       VALUE   SHRS OR   SH/  PUT/  INVESTMENT  OTHER   -----------------
          ISSUER                       CLASS        NUMBER     (x$1000) PRN AMT   PRN  CALL  DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
American Bankers Insurance Grp.        Common     024456105    $15,314  294,500    SH           Sole               X
----------------------------------------------------------------------------------------------------------------------------------
American Bankers Insurance Grp.       Preferred   024456204    $ 2,108   20,000    SH           Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Albertson's Inc.                       Common     013104104    $   855   15,750    SH           Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Agouron Pharmaceuticals Inc.           Common     008488108    $32,824  578,400    SH           Sole               X
----------------------------------------------------------------------------------------------------------------------------------
American Stores Co.                    Common     030096101    $ 6,498  196,900    SH           Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Ascend Communications Inc.             Common     043491109    $22,796  272,400    SH           Sole               X
----------------------------------------------------------------------------------------------------------------------------------
At Home Corp.                          Common     045919107    $   425    2,700    SH           Sole               X
----------------------------------------------------------------------------------------------------------------------------------
At Home Corp.                          Option     045919907    $   315       20    SH   CALL    Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Airtouch Communications                Common     00949T100    $10,146  105,000    SH           Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Airtouch Communications               Preferred   00949T308    $ 5,286   39,300    SH           Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Avondale Industries Inc.               Common     054350103    $ 1,050   35,000    SH           Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Browning-Ferris Inds.                  Common     115885105    $ 3,085   80,000    SH           Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Ballard Medical Products               Common     058566100    $11,771  482,900    SH           Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Bankers Trust New York Corp.           Common     066365107    $13,999  158,740    SH           Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Coltec Industries                      Common     196879100    $ 2,599  142,900    SH           Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Delta & Pine Land Co.                  Common     247357106    $11,544  373,900    SH           Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Delta & Pine Land Co.                  Option     247357906    $ 1,081      350    SH   CALL    Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd.                   Common     G3921A100    $ 6,424  138,900    SH           Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Intel                                  Option     458140900    $ 1,925    1,750    SH   CALL    Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Level One Communications Inc.          Common     527295109    $23,419  481,000    SH           Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Morton International Inc.              Common     619335102    $ 4,594  125,000    SH           Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                           Option     611662907    $ 5,719    1,250    SH   CALL    Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Pioneer Hi-Bred Intl. Inc.             Common     723686101    $ 7,383  195,900    SH           Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Platinum Technology Inc.               Option     72764T901    $   701      275    SH   CALL    Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Platinum Technology Inc.               Option     72764T951    $   319      125    SH   PUT     Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Platinum Technology Inc.                Debt      72764TAD3    $ 8,033    8,500    PRN          Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Platinum Technology Inc.                Debt      72764TAA9    $ 5,342    2,860    PRN          Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Paymentech Inc.                        Common     704384106    $ 2,114   89,000    SH           Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Quickturn Design Systems Inc.          Common     74838E102    $ 4,696  331,000    SH           Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Transamerica Corp.                     Common     893485102    $21,463  301,500    SH           Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group                         Common     92857T107    $14,081   75,000    SH           Sole               X
----------------------------------------------------------------------------------------------------------------------------------
Excite Inc.                            Common     300904109    $20,930  149,100    SH           Sole               X
----------------------------------------------------------------------------------------------------------------------------------